Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	₩ 726,277	₩ 1,186,908	₩ 623,929
Losses on financial instruments designated at fair value through profit or loss	1,057,170	429,243	654,986
Net gains(losses) on financial instruments designated at fair value through profit or loss	(330,893)	757,665	(31,057)
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	726,277	1,186,908	623,929
Losses on financial instruments designated at fair value through profit or loss	₩ 1,057,170	₩ 429,243	₩ 654,986